Capital and Funding (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Summary of Share Capital
Share capital

		Issued,		Issued,
		called up and		called up and
	Authorised (a)	fully paid (b)	Authorised (a)	fully paid ( b )
	2019	2019	201 8	201 8
Unilever N.V.	€ million	€ million	€ million	€ million
NV ordinary shares of €0.16 each	480	274	480	274
NV ordinary shares of €428.57 each (shares numbered 1 to 2,400 –‘Special Shares’)	1	1	1	1
Internal holdings eliminated on consolidation (€428.57 shares)	—	(1)	—	(1)
Cancellation of treasury shares (c)	—	(41)	—	—
	481	233	481	274

Unilever PLC	£ million	£ million
PLC ordinary shares of 3 1 /9p each	37.0	40.8
PLC deferred stock of £1 each	0.1	0.1
Internal holding eliminated on consolidation (£1 stock)	(0.1)	(0.1)
Cancellation of treasury shares (c)	(0.6)	(3.8)

	36.4	37.0

	€ million	€ million
Euro equivalent in millions (at £1.00 = €5.143) (d)	187	190

Unilever Group	€ million	€ million
Ordinary share capital of NV	233	274
Ordinary share capital of PLC	187	190
	420	464

(a)
At 31 December 2019 Unilever N.V. had 3,000,000,000 (2018: 3,000,000,000) authorised ordinary shares. The requirement for a UK company to have an authorised share capital was abolished by the UK Companies Act 2006. In May 2010 Unilever PLC shareholders approved new Articles of Association to reflect this.

(b)
At 31 December 2019 the following quantities of shares were in issue: 1,460,714,804 of NV ordinary shares; 2,400 of NV Special Shares; 1,168,530,650 of PLC ordinary shares and 100,000 of PLC deferred stock. At 31 December 2018, 1,714,727,700 of NV ordinary shares; 2,400 of NV Special Shares; 1,187,191,284 of PLC ordinary shares and 100,000 of PLC deferred stock were in issue.

(c)
At 31 December 2019 254,012,896
of NV ordinary shares and

18,660,634 (2018: 122,965,077) of PLC ordinary shares that were repurchased as part of the share buyback programme in 2018 and prior years, were cancelled.

(d)	Conversion rate for PLC ordinary shares nominal value to euros is £1 = €5.143 (which is calculated by dividing the nominal value of NV ordinary shares by the nominal value of PLC ordinary shares).

Summary Combined Financial Information in Relation to HUL	Summary financial information in relation to HUL is shown below.

	€ million	€ million
	2019	2018
HUL balance sheet as at 31 December		Restated (a)
Non-current assets	1,030	964
Current assets	1,438	1,333
Current liabilities	(1,117)	(1,156)
Non-current liabilities	(332)	(251)

HUL comprehensive income for the year ended 31 December
Turnover	4,937	4,527
Profit after tax	730	617
Total comprehensive income	740	576

	€ million	€ million
	2019	2018
HUL cash flow for the year ended 31 December		Restated (a)
Net increase/(decrease) in cash and cash-equivalents	145	14

HUL non-controlling interest
1 January	(299)	(288)
Share of (profit)/loss for the year ended 31 December	(239)	(203)
Other comprehensive income	(6)	(4)
Dividend paid to the non-controlling interest	218	183
Currency translation	(2)	13
31 December	(328)	(299)

(a)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.

Summary of Consolidated Statement of Changes in Equity: Analysis of Other Reserves

	€ million	€ million	€ million
	Total	Total	Total
	2019	2018	2017
		(Restated) (a)	(Restated) (a)
Fair value reserves	7	(194)	(189)
Equity instrument s	123	98	—
Cash flow hedges	(116)	(292)	(236)
Available-for-sale financial assets	—	—	47
Currency retranslation of group companies – see following table	(4,712)	(4,694)	(3,879)
Adjustment on translation of PLC’s ordinary capital at 3 1 / 9 p = €0.16	(148)	(150)	(164)
Capital redemption reserve	37	32	32
Book value of treasury shares – see following table	(703)	(10,181)	(9,208)
Hedging gains/(losses) transferred to non-financial asset s	103	71	—
Other (b)	(158)	(102)	(179)

	(5,574)	(15,218)	(13,587)

(a)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
(b)	Relates to option on purchase of subsidiary for non-controlling interest and hyperinflation adjustment arising on current year profit translated at closing exchange rate.

Summary of Treasury Shares Movements

	€ million	€ million
Treasury shares – movements during the year	2019	2018
1 January	(10,181)	(9,208)
Repurchase of shares	–	(6,020)
Cancellation of NV and PLC shares	9,416	5,069
Other purchases and utilisations	64	(8)
Adjustment on translation of PLC’s ordinary capital at 3 1 / 9 p = €0.16	(2)	(14)

31 December	(703)	(10,181)

Summary of Currency Retranslation Reserve

	€ million	€ million
	2019	2018
Currency retranslation reserve – movements during the year		(Restated) (a)
1 January	(4,694)	(3,879)
Currency retranslation of group companies net assets and liabilities during the year	(341)	(821)
Movement in net investment hedges and exchange differences in net investments in foreign operations	326	77
Recycled to income statement	(3)	(71)
31 December	(4,712)	(4,694)

(a)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.

Summary of Comprehensive Income: Other Comprehensive Income Reconciliation
Statement of comprehensive income: other comprehensive income reconciliation

	€ million	€ million
Fair value gains/(losses) on financial instruments – movement during the year	2019	2018
1 January	(194)	(189)
Equity instruments	25	51
Cash flow hedges	176	(56)

31 December	7	(194)

Refer to the consolidated statement of comprehensive income on page 87, the consolidated statement of changes in equity on page 88, and note 6C on page 107.

	€ million	€ million
Remeasurement of defined benefit pension plans net of tax	2019	2018
1 January	(1,499)	(1,171)
Movement during the year	353	(328)

31 December	(1,146)	(1,499)

Refer to the consolidated statement of comprehensive income on page 87, the consolidated statement of changes in equity on page 88, note 4B from page 98 to 103 and note 6C on page 107.

	€ million	€ million
	2019	2018
Currency retranslation gains/(losses) – movement during the year		(Restated) (a)
1 January	(5,069)	(4,230)
Currency retranslation during the year:
Other reserves	(18)	(814)
Retained profit	2	(10)
Non-controlling interest	1	(15)

31 December	(5,084)	(5,069)

(a)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.

Summary of Financial Liabilities

	€ million	€ million	€ million	€ million	€ million	€ million
Financial liabilities (b)	Current 2019	Non-current 2019	Total 2019	Current 2018 (Restated) (a)	Non-current 2018 (Restated) (a)	Total 2018 (Restated) (a)
Bank loans and overdrafts (c)	390	463	853	525	289	814
Bonds and other loans	3,677	21,355	25,032	2,422	20,969	23,391
Lease liabilities	383	1,536	1,919	390	1,591	1,981
Derivatives	116	154	270	127	275	402
Other financial liabilities (d)	125	58	183	149	1	150
	4,691	23,566	28,257	3,613	23,125	26,738

(a)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
(b)
For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.

(c)	Financial liabilities include €Nil million (2018: €5 million) of secured liabilities.
(d)	Includes options and other financial liabilities to acquire non-controlling interests in EAC Myanmar, USA, Japan and Italy refer to note 21.

Reconciliation of Liabilities Arising from Financing Activities
Reconciliation of liabilities arising from financing activities

			Non-cash movement
	Opening		Business	Foreign	Fair		Closing
	balance at	Cash	acquisitions/	exchange	value	Other	balance at
	1 January	movement	disposals	changes	changes	movements	31 December
Movements in 2019 and 2018	€ million	€ million	€ million	€ million	€ million	€ million	€ million
2019
Bank loans and overdrafts (a)	(814)	(29)	(1)	(9)	—	—	(853)
Bonds and other loans (a)	(23,391)	(1,273)	(3)	(365)	(1)	1	(25,032)
Lease liabilities (b)	(1,981)	452	(7)	(25)	—	(358)	(1,919)
Derivatives	(402)	—	—	—	132	—	(270)
Other financial liabilities (a)	(150)	30	—	(8)	—	(55)	(183)

Total	(26,738)	(820)	(11)	(407)	131	(412)	(28,257)

2018 (Restated)
Bank loans and overdrafts (a)	(992)	158	(10)	17	—	13	(814)
Bonds and other loans (a)	(22,709)	(135)	—	(543)	—	(4)	(23,391)
Lease liabilities (b)(c)	(2,118)	494	—	1	—	(358)	(1,981)
Derivatives	(421)	—	—	—	19	—	(402)
Other financial liabilities (a)	(177)	51	—	10	(4)	(30)	(150)

Total	(26,417)	568	(10)	(515)	15	(379)	(26,738)

(a)
These cash movements are included within the following lines in the consolidated cash flow statement: net change in short-term liabilities, additional financial liabilities and repayment of financial liabilities. The difference of €64 million (2018: €2 million) represents cash movements in overdrafts that are not included in financing cash flows.

(b)
Lease liabilities cash movement is included within capital element of lease payments in the consolidated cash flow statement. The difference of €17 million (2018: €13 million) represents gain
or
loss from termination and modification of lease contracts.

(c)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.

Summary of Analysis of Bonds and Other Loans

Analysis of bonds and other loans

	€ million Total 2019	€ million Total 2018
Unilever N.V.
1.625% Notes 2033 (€)	792	791
1.750% Bonds 2020 (€)	750	749
0.500% Notes 2022 (€)	747	746
1.375% Notes 2029 (€)	743	743
1.125% Bonds 2027 (€)	697	696
1.125% Bonds 2028 (€)	694	693
0.875% Notes 2025 (€)	647	647
0.500% Bonds 2025 (€)	644	642
1.375% Notes 2030 (€)	642	642
0.375% Notes 2023 (€)	599	599
1.000% Notes 2027 (€)	598	598
1.000% Notes 2023 (€)	498	497
0.000% Notes 2021 (€)	498	497
0.500% Notes 2023 (€)	498	497
0.500% Notes 2024 (€)	495	494
0.000% Notes 2020 (€)	300	300

Total NV	9,842	9,831

Unilever PLC
1.125% Notes 2022 (£)	408	386
1.375% Notes 2024 (£)	292	276
1.875% Notes 2029 (£)	290	274
1.500% Notes 2026 (£)	580	—
1.500% Notes 2039 (€)	646	—

Total PLC	2,216	936

Other group companies
Switzerland
Other	24	10
United States
4.250% Notes 2021 ($)	892	873
5.900% Bonds 2032 ($)	883	865
2.900% Notes 2027 ($)	879	860
2.200% Notes 2022 ($)	755	738
1.800% Notes 2020 ($)	714	698
3.500% Notes 2028 ($)	703	687
4.800% Bonds 2019 ($)	—	656
2.200% Notes 2019 ($)	—	655
2.000% Notes 2026 ($)	616	602
1.375% Notes 2021 ($)	489	478
3.125% Notes 2023 ($)	488	477
2.100% Notes 2020 ($)	446	436
3.000% Notes 2022 ($)	444	434
3.250% Notes 2024 ($)	443	433
3.100% Notes 2025 ($)	442	432
2.600% Notes 2024 ($)	442	432
3.500% Bonds 2028 ($)	441	431
2.750% Bonds 2021 ($)	356	348
3.375% Notes 2025 ($)	309	302
7.250% Bonds 2026 ($)	260	254
6.625% Bonds 2028 ($)	206	200
5.150% Notes 2020 ($)	135	134
5.600% Bonds 2097 ($)	82	80
2.125% Notes 2029 ($)	749	—
2.600% Notes 2024 ($)	457	—
Commercial paper ($)	1,276	1,070
Other countries	43	39

Total other group companies	12,974	12,624

Total bonds and other loans	25,032	23,391